Income Tax (Details) - Schedule of tax losses and excess - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Tax Losses and Excess [Abstract]
Tax Losses not utilized	$ 4,752	$ 3,242
Total	$ 4,752	$ 3,242